Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Types of assets which Nomura leases under operating leases
The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31
	2023			2024
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥21	¥—	¥21	¥21	¥—	¥21
Aircraft	49,472	(741)	48,731	13,259	(184)	13,075

Total	¥49,493	¥(741)	¥48,752	¥13,280	¥(184)	¥13,096

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate u s ed by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases

Millions of yen
March 31, 2024
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥1,198
1 to 2 years	1,198
2 to 3 years	1,198
3 to 4 years	1,198
4 to 5 years	1,198
More than 5 years	6,876

Total	¥12,866

Lease expense

	Millions of yen
	Year ended March 31
	2022	2023	2024
Lease expense:
Operating lease costs	¥47,643	¥47,268	¥48,125

Other income and expenses:
Gross sublease income	¥3,464	¥1,658	¥1,997

Cash payments made by Nomura as lessee

	Millions of yen
	Year ended March 31
	2022	2023	2024
Cash flows for operating leases	¥46,565	¥44,689	¥49,339
ROU assets recognized in connection with new operating leases	¥32,208	¥36,032	¥29,374

Schedule of Lessee operating lease liability maturity

Millions of yen
March 31, 2024
Operating leases
Years of payment
Less than 1 year	¥47,123
1 to 2 years	38,059
2 to 3 years	27,765
3 to 4 years	23,404
4 to 5 years	21,226
More than 5 years	42,877

Total undiscounted lease payments	¥200,454
Less: Impact of discounting	(10,640)

Lease liabilities as reported in the consolidated balance sheets	¥189,814

Weighted-average discount rate used to measure lease liabilities and weighted-average remaining lease term

	Year ended March 31
	2023	2024
	Operating leases	Operating leases
Weighted-average discount rate used to measure lease liabilities	1.5%	2.9%
Weighted-average remaining lease term	6.5 years	6.9 years